Summary of Significant Accounting Policies (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Warrant liability
Balance as of beginning of period	$ 1,381,465	$ 345,960	$ 345,960
Balance as of end of period	1,977,363		1,381,465	$ 345,960
Warrant [Member]
Warrant liability
Balance as of beginning of period	1,381,465	345,960	345,960
Issuance of warrants in connection with convertible promissory notes			777,490	345,640
Value assigned to warrants in connection with convertible promissory and short-term notes	579,873	440,919
Change in fair value of warrant liability	16,025	(19,253)	258,015	320
Balance as of end of period	$ 1,977,363	$ 767,626	$ 1,381,465	$ 345,960